COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	36.COMMITMENTS AND CONTINGENCIES As of December 31, 2024, the Company has no commitments (December 31, 2023: €62 thousand) to acquire items of property, plant & equipment.